PROVISIONS (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in other provisions [abstract]
December 31, 2016	CAD 167
Additions	1
Adjustments to existing provisions	4
Reversals	(20)
Amounts used	(113)
December 31, 2017	39	CAD 167
Current	4	134
Long-term	35	33
(Recovery) loss on wind-down of shomi	CAD (20)	140
Expected settlement term of legal claims	5 years
Decommissioning Liabilities
Reconciliation of changes in other provisions [abstract]
December 31, 2016	CAD 35
Additions	0
Adjustments to existing provisions	4
Reversals	0
Amounts used	(4)
December 31, 2017	35	35
Current	2
Long-term	33
shomi
Reconciliation of changes in other provisions [abstract]
December 31, 2016	112
Additions	0
Adjustments to existing provisions	0
Reversals	(20)
Amounts used	(92)
December 31, 2017	0	112
Current	0
Long-term	0
Other
Reconciliation of changes in other provisions [abstract]
December 31, 2016	20
Additions	1
Adjustments to existing provisions	0
Reversals	0
Amounts used	(17)
December 31, 2017	4	CAD 20
Current	2
Long-term	CAD 2